Segment Reporting - Schedule of Information by Segment (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Information by Segment [Line Items]
Revenues	$ 107,912,380	$ 13,872,804	$ 91,845,615
Cost of revenues	(85,953,617)	(11,049,869)	(65,231,088)
Gross profit	21,958,763	2,822,935	26,614,527
Depreciation	905,575		869,104
Amortization of intangible assets	37,200	4,782	42,500
Amortization of operating lease ROU assets	953,751	$ 122,611	440,254
Total capital expenditures	250,000		2,466,513
Security-related engineering services [Member]
Schedule of Information by Segment [Line Items]
Revenues	67,386,312		56,209,135
Cost of revenues	(51,146,038)		(34,944,807)
Gross profit	16,240,274		21,264,328
Depreciation	875,075		854,229
Amortization of intangible assets	22,700		28,000
Amortization of operating lease ROU assets	499,504		74,230
Total capital expenditures			663,000
Security guarding and screening services [Member]
Schedule of Information by Segment [Line Items]
Revenues	40,526,068		35,636,480
Cost of revenues	(34,807,579)		(30,286,281)
Gross profit	5,718,489		5,350,199
Depreciation	30,500		14,875
Amortization of intangible assets	14,500		14,500
Amortization of operating lease ROU assets	454,247		366,024
Total capital expenditures	$ 250,000		$ 1,803,513